Note 12 - Stock Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Warrants, Activity

	Shares Available to Purchase with Warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2014	4,200,000	$0.05	$0.35

Issued	737,500	0.28	0.27
Exercised	(225,000)	-	-
Cancelled	(112,500)	-	-
Expired	-	-	-
Outstanding, June 30, 2016	4,600,000	$0.08	$0.34

Exercisable, June 30, 2015	3,700,000	$0.09	$0.33

Range of Exercise Prices	Number Outstanding 6/30/2016	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.05 - $0.40	4,600,000	2.8 years	$0.09

	Shares Available to Purchase with Warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2014	-	$-	$-

Issued	4,200,000	0.05	0.35
Exercised	-	-	-
Cancelled	(112,500)	-	-
Expired	-	-	-
Outstanding, December 31, 2015	4,087,500	$0.05	$0.35

Exercisable, December 31, 2015	4,087,500	ableWeightedAverageExercisePrice|Type=perShare|Period=instant|Label=Exercisable, Weighted Average Exercise Price|Defn=Warrants, Exercisable Weighted Average Exercise Price|Dim=us-gaap:StatementEquityComponentsAxis~us-gaap:WarrantMember»$0.0	$0.35

Range of Exercise Prices	Number Outstanding 12/31/2015	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.05	4,087,500	2.9 years	$0.05